Stockholders’ Equity (Details Narrative)						1 Months Ended					3 Months Ended	12 Months Ended
	May 30, 2025 shares	May 13, 2025 $ / shares shares	Mar. 26, 2025 USD ($) $ / shares shares	Jul. 25, 2024 USD ($) shares	Sep. 13, 2023 USD ($) $ / shares shares	Mar. 29, 2025 USD ($) $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Aug. 31, 2023 USD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jan. 31, 2025 USD ($) $ / shares shares	Jan. 31, 2025 CNY (¥) shares	Jan. 31, 2025 RM / shares	Jul. 31, 2024 MYR (RM) RM / shares shares	Jan. 08, 2024 $ / shares	Oct. 30, 2023 shares	Jul. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2023 shares
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding							1						1		1	1		1
Common stock, par value | $ / shares							$ 0.001						$ 0.001		$ 0.001
Common stock, shares authorized							50,000,000						50,000,000		50,000,000	50,000,000		50,000,000
Common stock, shares issued							1						1		1	1		1
Authorized share capital | $
Total consideration transferred | $
Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Total consideration transferred | $
Titan Pharmaceuticals Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding											1,330,234	914,234		781,503
Common stock, par value | $ / shares											$ 0.001	$ 0.001		$ 0.001					$ 0.001
Conversion price | $ / shares					$ 9.32
Conversion of stock, amount converted | $								$ 4,511
Conversion of stock, shares converted								54,132
Number of shares agreed to issue																						125,000
Preferred stock, shares issued					950,000				950,000		890,345	950,000		950,000
Preferred stock, par value | $ / shares									$ 0.001		$ 0.001	$ 0.001		$ 0.001
Share price | $ / shares					$ 10.00				$ 10.00
Purchase price | $					$ 9,500,000				$ 9,500,000
Cash | $					5,000,000				5,000,000.0		$ 2,800,000
Promissory note | $					$ 4,500,000				$ 4,500,000
Conversion price | $ / shares									$ 9.32
Outstanding percentage									19.99%
Non cash expenses | $														$ 1,013,000
Common stock, shares authorized											225,000,000	225,000,000		225,000,000
Common stock, shares issued											1,330,234	914,234		781,503
Authorized share capital | $											$ 1,000	$ 1,000		$ 1,000
Total consideration transferred | $											1,600,000			$ 9,500,000
Titan Pharmaceuticals Inc [Member] | Series A A Convertible Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Conversion of stock, shares converted		139,882
Preferred stock, par value | $ / shares		$ 0.001
Number of shares issued	150,087
Titan Pharmaceuticals Inc [Member] | Series B Convertible Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Conversion of stock, shares converted		79,773
Preferred stock, par value | $ / shares		$ 0.001
Number of shares issued	265,913
Titan Pharmaceuticals Inc [Member] | Series B Preferred Stock [Member] | Securities Purchase Agreement [Member]
Subsidiary or Equity Method Investee [Line Items]
Conversion price | $ / shares						$ 3.00
Common stock outstanding percentage						19.99%
Titan Pharmaceuticals Inc [Member] | Series B Preferred Stock [Member] | Blue Harbour [Member] | Securities Purchase Agreement [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, par value | $ / shares			$ 10.00			$ 10.00
Shares issued			100,000			100,000
Agreegate purchase price | $			$ 1,000,000			$ 1,000,000
Titan Pharmaceuticals Inc [Member] | Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued
Total consideration transferred | $
Titan Pharmaceuticals Inc [Member] | Common Stock [Member] | MDM Worldwide Solutions Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares agreed to issue																				2,500
Non cash expenses | $														$ 25,000
Titan Pharmaceuticals Inc [Member] | Choong Choon Hau Note [Member]
Subsidiary or Equity Method Investee [Line Items]
Value of shares exchanged | $										$ 500,000
Interest rate										10.00%
Due date										Jan. 08, 2024
Conversion price | $ / shares										$ 9.32
Conversion of stock, amount converted | $								$ 4,511
Conversion of stock, shares converted								54,132
BSKE Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding							1						1					1
Common stock, par value | $ / shares							$ 0.001						$ 0.001
Common stock, shares authorized							50,000,000						50,000,000					50,000,000
Common stock, shares issued							1						1					1
Authorized share capital | $
Total consideration transferred | $
BSKE Limited [Member] | Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Total consideration transferred | $
TALENTEC SDN. BHD. [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding							580,000						580,000		580,000	580,000		580,000			500,000
Common stock, par value | (per share)							$ 0.36						$ 0.36		$ 0.36		RM 1	RM 1			$ 0.36
Number of shares issued				80,000
Common stock, shares authorized							580,000						580,000		580,000	580,000		580,000			500,000
Common stock, shares issued							580,000						580,000		580,000	580,000		580,000			500,000
Authorized share capital							$ 208,617						$ 208,617		$ 208,617	¥ 580,000		RM 580,000			$ 191,482
Total consideration transferred | $				$ 800,000									800,000
TALENTEC SDN. BHD. [Member] | Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Total consideration transferred | $													$ 17,135